Defined benefit plans (Detail 5.1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Net periodic expenses recognized in net profit		$ 461	$ 188	$ 481
Major pension plans
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		415	413
Interest expense related to defined benefit obligation		351	299
Interest income related to plan assets		(369)	(306)
Interest expense on asset ceiling effect		30	23
Administration expenses, taxes and premiums paid		13	14
Past service cost related to plan amendments		0	(237)
Curtailments		0	(20)
Net periodic expenses recognized in net profit		440	186	460
Swiss plan
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		409	405
Interest expense related to defined benefit obligation		200	151
Interest income related to plan assets		(233)	(177)
Interest expense on asset ceiling effect		30	23
Administration expenses, taxes and premiums paid		11	11
Past service cost related to plan amendments		0	(241)
Curtailments		0	(20)
Net periodic expenses recognized in net profit	[1]	417	153	414
UK plan
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		0	0
Interest expense related to defined benefit obligation		92	93
Interest income related to plan assets		(89)	(86)
Interest expense on asset ceiling effect		0	0
Administration expenses, taxes and premiums paid		0	0
Past service cost related to plan amendments		0	4
Curtailments		0	0
Net periodic expenses recognized in net profit		3	11	15
US and German plans
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		6	7
Interest expense related to defined benefit obligation		59	55
Interest income related to plan assets		(47)	(44)
Interest expense on asset ceiling effect		0	0
Administration expenses, taxes and premiums paid		2	3
Past service cost related to plan amendments		0	0
Curtailments		0	0
Net periodic expenses recognized in net profit		21	22	31
UBS AG
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Net periodic expenses recognized in net profit		291	140	365
UBS AG | Major pension plans
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		249	258
Interest expense related to defined benefit obligation		273	241
Interest income related to plan assets		(278)	(238)
Interest expense on asset ceiling effect		18	14
Administration expenses, taxes and premiums paid		9	10
Past service cost related to plan amendments		0	(128)
Curtailments		0	(17)
Net periodic expenses recognized in net profit		271	141	354
UBS AG | Swiss plan
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		243	251
Interest expense related to defined benefit obligation		122	93
Interest income related to plan assets		(142)	(109)
Interest expense on asset ceiling effect		18	14
Administration expenses, taxes and premiums paid		7	7
Past service cost related to plan amendments		0	(132)
Curtailments		0	(17)
Net periodic expenses recognized in net profit	[1]	248	108	307
UBS AG | UK plan
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		0	0
Interest expense related to defined benefit obligation		92	93
Interest income related to plan assets		(89)	(86)
Interest expense on asset ceiling effect		0	0
Administration expenses, taxes and premiums paid		0	0
Past service cost related to plan amendments		0	4
Curtailments		0	0
Net periodic expenses recognized in net profit		3	11	15
UBS AG | US and German plans
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		6	7
Interest expense related to defined benefit obligation		59	55
Interest income related to plan assets		(47)	(44)
Interest expense on asset ceiling effect		0	0
Administration expenses, taxes and premiums paid		2	3
Past service cost related to plan amendments		0	0
Curtailments		0	0
Net periodic expenses recognized in net profit		$ 21	$ 22	$ 31

[1]	Changes to the Swiss pension plan in 2018 resulted in a pre-tax gain of USD 241 million related to past service. Refer to Note 29a for more information on these changes.